Supplementary information - Additional Information (Detail)			12 Months Ended
	Mar. 01, 2019	Feb. 28, 2019	Dec. 31, 2019
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Social contribution of tax rate	20.00%	15.00%	15.00%
Financial institutions [member]
Disclosure of assets and liabilities according to their remaining contractual maturities [Line Items]
Social contribution of tax rate			20.00%